Segment Information - Summary of revenue distribution for its North America segment (Detail) - North America Segment [Member] - Geographic Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
UNITED STATES
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	86.00%	90.00%
CANADA
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	14.00%	10.00%